Derivative Instruments - Effect of (Losses) Gains on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (57,500)	$ (95,672)	$ (55,627)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(86,203)	130,492	29,278
Total realized and unrealized gains (losses) on derivative instruments	(143,703)	34,820	(26,349)
Not Designated as Hedging Instrument [Member] | Interest rate swap termination [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net		(31,798)
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(55,588)	(63,050)	(58,596)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(75,777)	133,488	26,100
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(1,912)	(824)	2,969
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	$ (10,426)	$ (2,996)	$ 3,178